UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Annual Report

December 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0210
1.831202.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Life of fund A
VIP Investment Grade Central Fund	15.71%	6.70%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Taxable bonds turned in strong results for the 12 months ending December 31, 2009, buoyed by improving credit-market conditions, a better economic environment and favorable monetary policy. Many leading economic indicators gradually moved into positive territory, liquidity improved in most debt markets and policy stimulus, both in the United States and abroad, remained supportive of economic growth and kept global interest rates at low levels. The period was marked by a pronounced reversal in investors' attitude toward risk. After shunning virtually all but U.S. Treasury securities in the first quarter, an improving economic, fiscal and monetary backdrop, coupled with ultra-low yields on U.S. Treasury securities, helped entice investors to seek out higher-yielding alternatives further out on the risk spectrum during the remainder of the year. Corporate bonds and asset-backed securities, which benefited most from investors' increased risk appetite, fared best, with the Barclays Capital U.S. Credit Bond Index and the Barclays Capital U.S. Fixed-Rate ABS Index climbing 16.04% and 24.72%, respectively. Meanwhile, mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - rose 5.89%. Higher-quality securities trailed, with the Barclays Capital U.S. Agency Bond Index gaining 1.53% and the Barclays Capital U.S. Treasury Bond Index returning -3.57%. Overall, U.S. investment-grade bonds gained 5.93%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund: For the year, the fund returned 15.71%, substantially outpacing the Barclays Capital U.S. Aggregate Bond Index. Sector selection was a key factor behind the fund's strong showing. Specifically, significant overweightings in spread sectors - including corporate bonds and securitized products such as ABS and CMBS (commercial mortgage-backed securities) - were hugely positive, as they strongly outpaced the index. At the same time, a sizable underweighting in U.S. government securities - including Treasuries, agencies and agency-issued mortgage-backed securities - also helped because they underperformed. A timely build-up in corporate bonds issued by financial companies benefited the fund's absolute and relative performance because they were standouts during the year. Toward the end of the period, I reduced the fund's stake in spread products, because I believed their price gains had overshot economic fundamentals, and significantly increased the fund's holdings in Treasuries, which I felt were attractively valued. Investments in Treasury Inflation-Protected Securities (TIPS) also worked in our favor because they outpaced both the benchmark and plain-vanilla Treasuries. In terms of disappointments, I'd single out my decision not to invest even more in spread products than I did, given how well they performed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.0029%	$ 1,000.00	$ 1,069.70	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations † 61.0%	U.S. Government and U.S. Government Agency Obligations 57.3%
AAA 8.0%	AAA 8.2%
AA 3.9%	AA 4.3%
A 8.5%	A 10.7%
BBB 15.0%	BBB 17.3%
BB and Below 2.1%	BB and Below 3.4%
Not Rated 0.0%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets*** (1.8)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2009
6 months ago
Years	5.3	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2009 *		As of June 30, 2009 **
	Corporate Bonds 26.3%		Corporate Bonds 31.8%
	U.S. Government and U.S. Government Agency Obligations † 61.0%		U.S. Government and U.S. Government Agency Obligations † 57.3%
	Asset-Backed Securities 2.6%		Asset-Backed Securities 3.3%
	CMOs and Other Mortgage Related Securities 8.3%		CMOs and Other Mortgage Related Securities 9.1%
	Municipal Bonds 0.2%		Municipal Bonds 0.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets** * (1.8)%
* Foreign investments	5.2%	** Foreign investments	6.0%
* Futures and Swaps	9.1%	** Futures and Swaps	12.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	$ 3,110,000	$ 3,098,509
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	4,135,882
5.875% 1/15/36	5,320,000	4,556,910
		8,692,792
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	105,950
6.875% 5/1/12	290,000	317,475
7.625% 4/15/31	1,625,000	1,887,646
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,055,257
5.5% 3/15/11	2,675,000	2,799,313
6.45% 3/15/37	5,676,000	5,852,353
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,352,787
4.625% 6/1/13	3,475,000	3,613,611
6.25% 6/1/18 (b)	3,626,000	3,859,464
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,126,512
News America, Inc.:
6.15% 3/1/37	1,745,000	1,736,080
6.2% 12/15/34	5,840,000	5,869,288
6.9% 3/1/19	1,540,000	1,735,218
Time Warner Cable, Inc.:
5% 2/1/20	3,471,000	3,365,936
5.85% 5/1/17	2,467,000	2,592,013
6.2% 7/1/13	7,000,000	7,689,192
6.75% 7/1/18	4,425,000	4,861,141
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	5,952,407
6.5% 11/15/36	2,925,000	3,054,110
Viacom, Inc.:
6.125% 10/5/17	2,710,000	2,922,895
6.75% 10/5/37	935,000	964,617
		67,713,265
TOTAL CONSUMER DISCRETIONARY		79,504,566
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (b)	3,000,000	3,402,483
7.75% 1/15/19 (b)	3,200,000	3,746,544
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,825,295
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,261,608
		11,235,930

	Principal Amount	Value
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28	$ 6,909,462	$ 6,538,700
6.302% 6/1/37 (i)	5,910,000	5,097,375
		11,636,075
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,764,881
Kraft Foods, Inc. 6.125% 2/1/18	2,376,000	2,498,464
		6,263,345
Tobacco - 0.4%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,500,943
9.95% 11/10/38	2,699,000	3,518,173
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,065,625
5.65% 5/16/18	2,751,000	2,892,897
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,076,623
		18,054,261
TOTAL CONSUMER STAPLES		47,189,611
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,034,000	2,502,745
Transocean Ltd. 6% 3/15/18	7,310,000	7,799,339
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,280,285
9.625% 3/1/19	5,089,000	6,344,472
		18,926,841
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	5,132,652
6.45% 9/15/36	1,155,000	1,206,246
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,073,831
Cenovus Energy, Inc.:
5.7% 10/15/19 (b)	1,186,000	1,237,076
6.75% 11/15/39 (b)	2,373,000	2,586,698
ConocoPhillips 5.75% 2/1/19	3,900,000	4,268,733
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,340,371
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,258,945
Duke Capital LLC:
6.25% 2/15/13	855,000	919,305
6.75% 2/15/32	4,255,000	4,312,787
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	3,122,711
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,429,987
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 320,000	$ 349,343
Enterprise Products Operating LP:
6.65% 4/15/18	1,423,000	1,541,281
7.55% 4/15/38	3,470,000	3,918,504
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	6,345,001
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,481,085
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	838,672
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,102,655
6.4% 5/15/37	2,125,000	2,140,974
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	2,152,032
Pemex Project Funding Master Trust:
0.8553% 12/3/12 (b)(i)	410,000	395,650
1.5536% 6/15/10 (b)(i)	4,480,000	4,491,200
Petro-Canada:
6.05% 5/15/18	1,480,000	1,590,960
6.8% 5/15/38	3,485,000	3,841,529
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,360,106
6.875% 1/20/40	3,500,000	3,596,597
7.875% 3/15/19	4,277,000	4,956,401
Plains All American Pipeline LP 6.125% 1/15/17	1,250,000	1,312,954
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,009,000	2,077,013
5.5% 9/30/14 (b)	2,808,000	2,941,784
5.832% 9/30/16 (b)	2,375,000	2,487,124
6.332% 9/30/27 (b)	2,415,000	2,438,232
6.75% 9/30/19 (b)	1,838,000	1,988,576
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,005,690
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,561,602
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	670,880
		107,475,187
TOTAL ENERGY		126,402,028
FINANCIALS - 12.0%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	7,200,844
BlackRock, Inc. 6.25% 9/15/17	2,091,000	2,248,291

	Principal Amount	Value
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,770,000	$ 4,003,789
5.625% 1/15/17	3,000,000	3,064,080
5.95% 1/18/18	755,000	797,260
6.15% 4/1/18	5,954,000	6,373,751
6.75% 10/1/37	6,705,000	6,891,982
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	2,050,480
6.5% 6/15/12	6,015,000	5,970,748
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,831,979
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,930,095
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,250,624
7.125% 5/15/15	5,585,000	5,798,040
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,298,375
5.45% 2/5/13	2,509,000	2,640,148
6.4% 8/28/17	1,300,000	1,368,091
6.875% 4/25/18	1,676,000	1,805,786
Morgan Stanley:
0.5344% 1/9/12 (i)	4,300,000	4,251,315
4.75% 4/1/14	1,500,000	1,508,621
5.45% 1/9/17	900,000	909,644
5.95% 12/28/17	2,100,000	2,166,024
6% 5/13/14	3,380,000	3,634,183
6.6% 4/1/12	7,695,000	8,372,114
6.625% 4/1/18	10,165,000	10,990,073
7.3% 5/13/19	3,590,000	4,031,319
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,203,285
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,805,007
5.875% 12/20/17	3,145,000	3,232,091
		115,628,039
Commercial Banks - 2.0%
American Express Bank FSB 6% 9/13/17	3,625,000	3,761,039
Bank of America NA 5.3% 3/15/17	6,480,000	6,350,983
Barclays Bank PLC 5% 9/22/16	5,810,000	5,936,728
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,162,950
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,393,125
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,562,643
Credit Suisse New York Branch 5.5% 5/1/14	2,200,000	2,387,442
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (b)(i)	280,110	266,805
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,990,795
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 930,000	$ 758,674
8.25% 3/1/38	3,564,000	3,388,612
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,412,556
HSBC Holdings PLC:
0.4841% 10/6/16 (i)	399,000	379,394
6.5% 9/15/37	7,355,000	7,684,445
Korea Development Bank 5.3% 1/17/13	3,805,000	3,995,463
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (b)(i)	269,000	247,310
PNC Funding Corp. 0.4206% 1/31/12 (i)	1,019,000	995,743
Regions Financial Corp. 7.75% 11/10/14	2,340,000	2,307,762
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (b)(i)	398,837	371,161
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,508,554
Standard Chartered Bank 6.4% 9/26/17 (b)	1,257,000	1,299,876
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,498,756
Wachovia Corp. 4.875% 2/15/14	785,000	798,352
Wells Fargo & Co.:
3.75% 10/1/14	3,750,000	3,738,953
5.625% 12/11/17	4,754,000	4,944,902
		78,143,023
Consumer Finance - 1.1%
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,645,619
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	3,048,701
Capital One Financial Corp.:
5.7% 9/15/11	1,991,000	2,091,289
7.375% 5/23/14	3,210,000	3,634,465
Discover Financial Services 0.7843% 6/11/10 (i)	4,407,000	4,368,619
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,493,157
5.625% 5/1/18	9,700,000	9,939,988
5.875% 1/14/38	3,600,000	3,333,179
5.9% 5/13/14	4,170,000	4,508,070
6.375% 11/15/67 (i)	4,000,000	3,470,000
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	1,170,203
MBNA Corp. 7.5% 3/15/12	1,860,000	2,030,977
		41,734,267
Diversified Financial Services - 1.4%
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,567,875

	Principal Amount	Value
Citigroup, Inc.:
5.3% 10/17/12	$ 2,152,000	$ 2,241,831
5.5% 4/11/13	1,390,000	1,441,103
6.125% 5/15/18	6,240,000	6,273,746
6.5% 8/19/13	8,073,000	8,599,303
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,945,819
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,589,855
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	20,000	20,041
5.6% 6/1/11	88,000	93,150
5.75% 1/2/13	3,500,000	3,732,708
6.3% 4/23/19	3,920,000	4,312,302
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,517,699
5.35% 4/15/12 (b)	1,700,000	1,539,053
5.5% 1/15/14 (b)	2,405,000	1,970,111
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,856,987
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(i)	1,580,000	1,437,800
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(i)	3,716,000	3,307,240
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(i)	254,000	205,590
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(i)	1,016,000	858,520
		54,510,733
Insurance - 1.9%
Allstate Corp.:
6.2% 5/16/14	2,709,000	2,995,918
7.45% 5/16/19	2,682,000	3,116,007
American International Group, Inc. 8.175% 5/15/68 (i)	3,075,000	2,029,500
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	422,768
Lincoln National Corp. 7% 5/17/66 (i)	4,785,000	3,971,550
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	7,360,011
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	3,000,000	3,679,347
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (b)(i)	3,285,000	3,236,054
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,621,566
7.717% 2/15/19	4,779,000	5,615,970
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	3,052,129
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,349,481
New York Life Insurance Co. 6.75% 11/15/39 (b)	2,390,000	2,444,181
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,855,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	$ 3,660,000	$ 4,226,334
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,441,186
5.5% 3/15/16	1,552,000	1,554,089
6.2% 1/15/15	460,000	494,902
7.375% 6/15/19	1,250,000	1,401,459
8.875% 6/15/68 (i)	4,682,000	4,962,920
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	5,693,648
The Chubb Corp.:
5.75% 5/15/18	1,895,000	2,011,829
6.5% 5/15/38	1,595,000	1,756,433
		75,292,952
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	2,575,000	2,629,551
Arden Realty LP 5.25% 3/1/15	625,000	643,531
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	530,719
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,260,000	2,295,322
5.7% 5/1/17	5,000,000	4,484,905
5.75% 4/1/12	1,356,000	1,382,165
Camden Property Trust 5.375% 12/15/13	2,985,000	3,014,256
Colonial Properties Trust:
4.8% 4/1/11	269,000	262,018
5.5% 10/1/15	6,290,000	5,682,883
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	223,593
5% 5/3/10	2,435,000	2,434,942
5.25% 4/15/11	2,335,000	2,308,442
5.375% 10/15/12	1,240,000	1,165,420
Duke Realty LP:
4.625% 5/15/13	925,000	892,039
5.4% 8/15/14	2,175,000	2,131,691
5.5% 3/1/16	1,270,000	1,169,130
5.625% 8/15/11	3,500,000	3,583,237
5.95% 2/15/17	778,000	724,084
6.25% 5/15/13	2,800,000	2,882,532
6.5% 1/15/18	2,445,000	2,315,611
6.95% 3/15/11	1,535,000	1,556,759
Equity One, Inc. 6% 9/15/17	2,390,000	2,146,483
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,409,147
HRPT Properties Trust:
5.75% 11/1/15	670,000	629,929

	Principal Amount	Value
6.25% 6/15/17	$ 4,455,000	$ 4,024,990
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,100,173
6.625% 10/1/17	2,290,000	2,220,744
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,745,415
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	792,191
6% 3/31/16	3,099,000	2,652,970
Simon Property Group LP:
4.6% 6/15/10	1,583,000	1,606,438
4.875% 8/15/10	4,120,000	4,203,290
5% 3/1/12	2,060,000	2,129,243
5.1% 6/15/15	2,220,000	2,192,920
5.375% 6/1/11	3,556,000	3,691,366
7.75% 1/20/11	595,000	621,129
UDR, Inc. 5.5% 4/1/14	2,690,000	2,695,316
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	867,872
Washington (REIT) 5.95% 6/15/11	3,015,000	3,065,438
		81,107,884
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,034,000	1,016,591
5.5% 10/1/12	3,548,000	3,707,660
5.75% 6/15/17	3,760,000	3,760,425
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,639,723
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,679,597
6.75% 1/15/12	2,035,000	2,137,133
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (b)	2,400,000	2,480,971
		17,422,100
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
5.65% 5/1/18	4,438,000	4,507,286
6.5% 8/1/16	3,000,000	3,225,966
7.375% 5/15/14	759,000	861,248
Independence Community Bank Corp. 2.1097% 4/1/14 (i)	4,690,000	4,488,579
		13,083,079
TOTAL FINANCIALS		476,922,077
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,204,805
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,786,000	$ 1,948,758
7.25% 6/15/19	1,157,000	1,314,565
		6,468,128
Pharmaceuticals - 0.1%
AstraZeneca PLC 5.9% 9/15/17	1,990,000	2,211,230
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,103,382
		5,314,612
TOTAL HEALTH CARE		11,782,740
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,517,578
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	4,469,850
7.45% 5/1/34 (b)	420,000	363,300
		8,350,728
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	230,254	230,254
Continental Airlines, Inc.:
6.648% 3/15/19	1,547,731	1,474,213
6.795% 2/2/20	3,171,707	2,854,536
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,678,577	2,541,300
7.57% 11/18/10	5,885,000	5,965,919
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,968,066	2,611,898
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,467,663	1,203,484
8.36% 7/20/20	5,135,950	4,673,715
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	97,580	97,580
7.186% 10/1/12	242,724	242,118
		21,895,017
Building Products - 0.0%
Masco Corp. 0.5543% 3/12/10 (i)	941,000	937,164
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.45% 10/15/12	2,155,000	2,331,861

	Principal Amount	Value
General Electric Co. 5.25% 12/6/17	$ 7,130,000	$ 7,285,897
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,707,190
		13,324,948
TOTAL INDUSTRIALS		44,507,857
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,343,000	2,298,446
5.5% 1/15/40	2,343,000	2,240,400
		4,538,846
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,263,148
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	194,939
National Semiconductor Corp. 0.5036% 6/15/10 (i)	1,092,000	1,079,844
		1,274,783
TOTAL INFORMATION TECHNOLOGY		7,076,777
MATERIALS - 1.5%
Chemicals - 0.6%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,699,383
7.6% 5/15/14	6,141,000	6,987,795
8.55% 5/15/19	4,126,000	4,922,916
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	3,332,000	3,262,025
Lubrizol Corp. 8.875% 2/1/19	3,277,000	4,074,242
		22,946,361
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (b)	2,675,000	3,209,834
9.375% 4/8/19 (b)	5,819,000	7,391,352
BHP Billiton Financial USA Ltd. 5.5% 4/1/14	3,707,000	4,065,953
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,335,561
6.5% 7/15/18	2,796,000	3,071,350
7.125% 7/15/28	3,500,000	3,961,636
United States Steel Corp. 6.65% 6/1/37	1,771,000	1,424,738
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,249,306
		34,709,730
TOTAL MATERIALS		57,656,091
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,150,000	$ 2,478,299
AT&T, Inc.:
6.3% 1/15/38	364,000	369,727
6.8% 5/15/36	10,939,000	11,649,947
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	600,598
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,653,773
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,860,313
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,072,954
5.25% 10/1/15	192,000	200,745
6.999% 6/4/18	3,792,000	4,172,303
7.2% 7/18/36	3,523,000	3,832,298
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,553,710
6.221% 7/3/17	2,885,000	3,179,873
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,380,331
6.25% 4/1/37	1,380,000	1,399,615
6.4% 2/15/38	2,548,000	2,663,702
6.9% 4/15/38	2,420,000	2,682,190
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,191,376
		48,941,754
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	795,053
8.125% 5/1/12	1,130,000	1,276,824
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	3,759,000	3,831,684
5.875% 10/1/19 (b)	3,660,000	3,722,571
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,062,250
Vodafone Group PLC 5% 12/16/13	2,775,000	2,938,289
		14,626,671
TOTAL TELECOMMUNICATION SERVICES		63,568,425
UTILITIES - 3.2%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	6,509,000	7,009,360
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	5,125,937
Commonwealth Edison Co.:
5.4% 12/15/11	1,925,000	2,056,743

	Principal Amount	Value
5.8% 3/15/18	$ 4,010,000	$ 4,252,725
EDP Finance BV 6% 2/2/18 (b)	2,864,000	3,059,442
Exelon Corp. 4.9% 6/15/15	4,363,000	4,500,875
FirstEnergy Corp. 6.45% 11/15/11	133,000	142,610
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,010,486
6.05% 8/15/21	2,306,000	2,326,307
6.8% 8/15/39	1,620,000	1,636,197
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,547,235
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,386,996
Ohio Power Co. 0.4644% 4/5/10 (i)	1,167,000	1,167,000
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,035,887
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,023,138
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	6,230,000	5,388,950
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,123,736
7.1% 3/1/11	3,932,000	4,161,723
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	3,349,015
		57,304,362
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,529
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,222,659
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,165,919
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,288,422
6.5% 5/1/18	2,640,000	2,752,720
		17,429,720
Multi-Utilities - 1.3%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	1,848,000	1,797,448
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,643,874
6.25% 6/30/12	1,938,000	2,093,191
6.3% 9/30/66 (i)	9,488,000	8,349,440
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,708,222
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	2,336,000	2,462,081
5.875% 10/1/12	2,880,000	3,136,585
6.5% 9/15/37	2,164,000	2,327,124
National Grid PLC 6.3% 8/1/16	7,820,000	8,504,657
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,989,130
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 2,135,000	$ 2,070,312
6.4% 3/15/18	2,760,000	2,868,645
7.875% 11/15/10	925,000	969,733
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	2,740,000	2,438,600
WPS Resources Corp. 6.11% 12/1/66 (i)	2,330,000	1,945,550
		50,304,592
TOTAL UTILITIES		125,233,203
TOTAL NONCONVERTIBLE BONDS (Cost $997,267,387)		1,039,843,375
U.S. Government and Government Agency Obligations - 32.8%

Other Government Related - 0.4%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (c)	18,220,000	18,360,695
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2.5% 5/15/14	1,734,000	1,730,598
2.75% 3/13/14	2,460,000	2,480,893
4.75% 11/19/12	4,110,000	4,449,457
5% 2/16/12	19,210,000	20,676,741
Federal Home Loan Bank:
1.625% 11/21/12	12,075,000	11,987,686
3.625% 5/29/13	2,940,000	3,082,993
Freddie Mac:
2.125% 3/23/12	1,744,000	1,770,727
4% 6/12/13	17,620,000	18,586,263
5.75% 1/15/12	15,975,000	17,391,008
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,340,465
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,150,000	1,153,895
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		85,650,726
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,830,038	19,342,236
2% 1/15/14 (f)	181,452,252	192,102,280

	Principal Amount	Value
2% 7/15/14	$ 5,734,050	$ 6,082,313
2.625% 7/15/17	35,045,136	38,569,775
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		256,096,604
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bonds 4.25% 5/15/39	22,150,000	20,779,469
U.S. Treasury Notes:
1.375% 10/15/12	60,966,000	60,623,066
1.75% 3/31/14	90,282,000	88,137,803
1.875% 6/15/12	53,610,000	54,196,386
2.125% 11/30/14	58,100,000	56,724,773
2.375% 8/31/14	130,000,000	129,045,280
2.625% 7/31/14	265,000,000	266,324,987
2.75% 2/15/19	50,000,000	46,031,250
3.125% 5/15/19	90,000,000	85,232,790
3.375% 6/30/13 (f)	126,309,000	132,575,063
TOTAL U.S. TREASURY OBLIGATIONS		939,670,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,284,653,175)		1,299,778,892
U.S. Government Agency - Mortgage Securities - 27.2%

Fannie Mae - 24.9%
2.451% 10/1/33 (i)	56,589	58,261
2.548% 10/1/33 (i)	1,451,635	1,490,927
2.713% 9/1/33 (i)	939,504	954,998
2.787% 7/1/34 (i)	2,688,448	2,783,786
2.799% 10/1/33 (i)	122,973	127,963
2.804% 7/1/35 (i)	653,394	679,636
2.869% 6/1/34 (i)	720,747	747,358
2.88% 4/1/36 (i)	2,104,455	2,151,473
2.949% 4/1/36 (i)	2,233,666	2,279,000
3.026% 7/1/35 (i)	63,501	65,291
3.046% 3/1/35 (i)	28,949	29,902
3.069% 5/1/34 (i)	1,735,017	1,767,293
3.133% 1/1/35 (i)	2,070,229	2,115,861
3.176% 7/1/35 (i)	499,660	517,768
3.253% 3/1/35 (i)	95,525	99,023
3.264% 9/1/34 (i)	1,267,286	1,307,285
3.358% 7/1/34 (i)	79,140	81,640
3.38% 7/1/35 (i)	601,530	622,046
3.427% 8/1/36 (i)	2,481,864	2,552,667
3.566% 10/1/35 (i)	1,123,264	1,160,734
3.574% 4/1/35 (i)	2,579,105	2,680,198
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.71% 5/1/35 (i)	$ 340,167	$ 351,509
3.718% 10/1/35 (i)	4,031,960	4,174,865
3.897% 11/1/36 (i)	2,120,170	2,197,345
3.929% 3/1/34 (i)	147,018	151,311
3.997% 9/1/36 (i)	1,351,609	1,413,203
4% 8/1/18 to 8/1/39	13,302,660	13,007,483
4% 1/1/25 (d)	20,000,000	20,125,000
4% 1/1/25 (d)	46,000,000	46,287,500
4.093% 5/1/36 (i)	790,081	822,382
4.146% 4/1/36 (i)	2,825,535	2,961,559
4.291% 6/1/36 (i)	230,287	238,886
4.304% 3/1/33 (i)	69,697	72,086
4.311% 2/1/34 (i)	41,274	42,784
4.326% 2/1/35 (i)	3,969,787	4,067,262
4.411% 7/1/35 (i)	2,856,808	2,927,123
4.433% 3/1/35 (i)	242,366	250,244
4.457% 3/1/35 (i)	565,131	579,783
4.469% 9/1/35 (i)	3,239,968	3,360,783
4.5% 4/1/23 to 9/1/39	127,191,817	127,339,337
4.5% 1/1/25 (d)	1,000,000	1,028,672
4.5% 1/1/25 (d)	10,000,000	10,286,719
4.5% 1/1/40 (d)(e)	11,000,000	10,981,093
4.5% 1/1/40 (d)(e)	41,000,000	40,929,529
4.532% 7/1/35 (i)	164,401	170,442
4.658% 2/1/35 (i)	5,244,799	5,395,130
5% 2/1/18 to 7/1/37	87,493,409	90,328,086
5% 1/1/25 (d)	4,800,000	5,019,375
5% 1/1/25 (d)	3,000,000	3,137,109
5% 1/1/25 (d)	1,000,000	1,045,703
5% 1/1/40 (d)	31,100,000	31,918,804
5% 1/1/40 (d)	34,000,000	34,895,155
5.195% 5/1/35 (i)	2,128,884	2,189,374
5.302% 12/1/35 (i)	1,077,402	1,137,184
5.312% 2/1/36 (i)	2,241,274	2,368,580
5.5% 4/1/16 to 3/1/39	206,307,156	217,325,234
5.5% 12/1/39 (d)(e)	17,000,000	17,823,437
5.577% 7/1/37 (i)	559,450	588,896
5.648% 9/1/35 (i)	866,050	917,131
6% 6/1/14 to 9/1/38	129,910,017	138,674,570
6% 1/1/40 (d)	12,500,000	13,240,235
6% 1/1/40 (d)	2,200,000	2,330,281
6.5% 6/1/11 to 9/1/38	69,459,649	74,776,107
6.5% 1/1/40 (d)(e)	18,100,000	19,382,555
7% 3/1/15 to 8/1/32	2,459,833	2,704,725
7.5% 7/1/16 to 11/1/31	2,043,284	2,248,382

	Principal Amount	Value
8% 1/1/30 to 5/1/30	$ 58,209	$ 64,721
8.5% 3/1/25 to 6/1/25	930	1,047
TOTAL FANNIE MAE		985,551,831
Freddie Mac - 1.7%
3.474% 3/1/35 (i)	487,440	500,995
3.676% 3/1/36 (i)	444,416	457,305
3.857% 1/1/35 (i)	338,323	347,519
3.944% 1/1/35 (i)	1,076,095	1,118,210
4% 1/1/25 (d)	1,750,000	1,761,211
4.03% 6/1/35 (i)	243,447	253,082
4.41% 5/1/35 (i)	1,713,479	1,771,569
5% 9/1/39	5,985,869	6,162,873
5% 1/1/40 (d)	10,000,000	10,255,469
5.101% 4/1/35 (i)	1,189,356	1,225,038
5.228% 3/1/33 (i)	30,365	31,518
5.385% 11/1/35 (i)	650,541	684,540
5.495% 1/1/36 (i)	1,355,786	1,415,551
5.684% 10/1/35 (i)	379,986	402,398
6% 4/1/32 to 9/1/37	16,534,819	17,637,242
6% 1/1/40 (d)	19,250,000	20,405,000
7.5% 5/1/17 to 11/1/31	225,280	247,519
8% 7/1/17 to 5/1/27	32,094	35,477
8.5% 3/1/20 to 1/1/28	150,923	169,376
TOTAL FREDDIE MAC		64,881,892
Government National Mortgage Association - 0.6%
6% 3/15/29 to 11/15/34	9,090,937	9,784,050
6.5% 8/15/27 to 11/15/35	8,639,719	9,316,719
7% 1/15/28 to 7/15/32	3,950,830	4,323,485
7.5% 4/15/22 to 10/15/28	990,896	1,086,148
8% 2/15/17 to 9/15/30	105,010	115,883
8.5% 12/15/16 to 3/15/30	20,799	23,153
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		24,649,438
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,052,727,283)		1,075,083,161
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7013% 4/25/35 (i)	642,067	328,846
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7313% 2/25/34 (i)	57,361	53,636
Series 2005-HE2 Class M2, 0.6813% 4/25/35 (i)	85,139	75,276
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2631% 9/20/13 (i)	$ 1,207,271	$ 1,171,053
Series 2006-A7 Class A7, 0.2531% 10/20/12 (i)	685,164	664,609
Series 2006-C1 Class C1, 0.7131% 10/20/14 (i)	98,343	1,998
Series 2007-A1 Class A, 0.2831% 1/20/15 (i)	467,756	453,723
Series 2007-A4 Class A4, 0.2631% 4/22/13 (i)	505,967	490,788
Series 2007-A5 Class A5, 0.7331% 8/20/13 (i)	955,276	926,618
Airspeed Ltd. Series 2007-1A Class C1, 2.7331% 6/15/32 (b)(i)	2,754,502	1,101,801
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (b)(i)	172,241	172,088
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	1,620,000	1,632,539
Class A4, 3% 10/15/15 (b)	1,600,000	1,605,696
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	1,636,047	1,648,416
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,394,577
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9313% 12/25/33 (i)	40,113	29,091
Series 2004-R11 Class M1, 0.8913% 11/25/34 (i)	201,680	80,819
Series 2004-R2 Class M3, 0.7813% 4/25/34 (i)	53,982	20,384
Series 2005-R2 Class M1, 0.6813% 4/25/35 (i)	727,000	537,693
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6259% 3/1/34 (i)	16,878	11,593
Series 2004-W11 Class M2, 0.9313% 11/25/34 (i)	198,000	91,648
Series 2004-W7 Class M1, 0.7813% 5/25/34 (i)	209,000	100,733
Series 2006-W4 Class A2C, 0.3913% 5/25/36 (i)	543,200	180,335
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.7813% 4/25/34 (i)	940,000	537,941
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,100,000	3,180,916

	Principal Amount	Value
Series 2009-2A Class A3, 2.13% 9/15/13 (b)	$ 2,600,000	$ 2,624,883
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	773,071	734,417
C-BASS Trust Series 2006-CB7 Class A2, 0.2913% 10/25/36 (i)	96,868	93,361
Capital Auto Receivables Asset Trust Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,144,955
Class C, 5.73% 3/15/11	660,000	660,764
Class D, 6.05% 1/17/12	1,630,000	1,587,604
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5231% 4/15/13 (b)(i)	1,024,000	1,010,651
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,145,792
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5313% 7/25/36 (i)	402,000	14,151
Series 2006-NC3 Class M10, 2.2313% 8/25/36 (b)(i)	255,000	7,210
Series 2007-RFC1 Class A3, 0.3713% 12/25/36 (i)	635,000	215,196
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4131% 5/20/17 (b)(i)	68,133	57,323
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	291,161	250,046
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,079,269
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	62,024	60,823
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,891,301
Series 2009-A5 Class A5, 2.3% 12/23/14	12,500,000	12,357,875
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5013% 5/25/37 (i)	270,000	11,911
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2013% 4/25/34 (i)	56,336	29,844
Series 2004-4 Class M2, 0.7613% 6/25/34 (i)	207,174	130,966
Series 2005-3 Class MV1, 0.6513% 8/25/35 (i)	609,617	553,749
Series 2005-AB1 Class A2, 0.4413% 8/25/35 (i)	100,484	96,678
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,064,825
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A: - continued
Class C, 5.074% 6/15/35 (b)	$ 1,862,000	$ 1,873,638
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	709,766
Discover Card Master Trust I Series 2007-1 Class B, 0.3331% 8/15/12 (i)	1,024,000	1,021,061
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6418% 5/28/35 (i)	13,702	7,332
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4063% 8/25/34 (i)	102,000	18,897
Series 2006-3 Class 2A3, 0.3913% 11/25/36 (i)	1,585,000	513,583
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0563% 3/25/34 (i)	6,820	1,724
Series 2006-FF12 Class A2, 0.2713% 9/25/36 (i)	38,723	37,999
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	1,069,520
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,019,786
Class A4, 2.98% 8/15/14	1,800,000	1,822,888
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7831% 6/15/13 (i)	272,000	253,925
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7213% 1/25/35 (i)	334,000	111,381
Class M4, 0.9113% 1/25/35 (i)	128,000	19,358
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (b)(i)	829,000	746,344
GE Business Loan Trust Series 2003-1 Class A, 0.6631% 4/15/31 (b)(i)	112,757	92,461
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5031% 3/15/13 (i)	1,671,000	1,654,483
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(i)	239,561	31,121
Class M1, 0.8813% 6/25/34 (i)	772,000	426,234
Series 2007-HE1 Class M1, 0.4813% 3/25/47 (i)	289,000	15,394
GSR Mortgage Loan Trust Series 2004-OPT Class A1, 0.5713% 11/25/34 (i)	5,588	4,447

	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3113% 5/25/30 (b)(i)	$ 232,504	$ 44,185
Series 2006-3 Class C, 0.7813% 9/25/46 (b)(i)	538,000	59,180
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5213% 8/25/33 (i)	306,447	150,124
Series 2003-5 Class A2, 0.9313% 12/25/33 (i)	11,595	5,634
Series 2005-5 Class 2A2, 0.4813% 11/25/35 (i)	74,263	71,386
Series 2006-1 Class 2A3, 0.4563% 4/25/36 (i)	756,332	709,346
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5231% 3/20/36 (i)	323,505	200,671
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4213% 1/25/37 (i)	436,000	147,890
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,053,381
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,079,954	1,085,934
Series 2006-1:
Class B, 5.29% 11/15/12	83,973	84,142
Class C, 5.34% 11/15/12	107,966	108,116
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3613% 11/25/36 (i)	438,000	215,891
Class MV1, 0.4613% 11/25/36 (i)	356,000	34,828
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (i)	324,104	262,709
Series 2006-A Class 2A1, 0.2806% 9/27/21 (i)	1,545	1,542
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3113% 6/25/34 (i)	96,378	70,153
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4913% 10/25/36 (i)	158,000	7,341
Series 2007-HE1 Class M1, 0.5313% 5/25/37 (i)	249,000	12,033
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8813% 7/25/34 (i)	43,647	31,459
Series 2006-FM1 Class A2B, 0.3413% 4/25/37 (i)	698,795	503,425
Series 2006-OPT1 Class A1A, 0.4913% 6/25/35 (i)	597,740	339,039
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5713% 8/25/34 (i)	$ 20,187	$ 15,333
Series 2005-NC1 Class M1, 0.6713% 1/25/35 (i)	141,000	65,354
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.2613% 9/25/19 (i)	142,756	141,759
Series 2006-4 Class A1, 0.2613% 3/25/25 (i)	224,291	221,181
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7413% 9/25/35 (i)	503,000	105,635
Series 2005-D Class M2, 0.7013% 2/25/36 (i)	105,000	9,962
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3513% 3/25/36 (i)	118,649	114,721
Ocala Funding LLC Series 2006-1A Class A, 1.6331% 3/20/11 (b)(i)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4813% 9/25/34 (i)	188,000	52,042
Class M4, 1.6813% 9/25/34 (i)	241,000	35,087
Series 2005-WCH1:
Class M2, 0.7513% 1/25/35 (i)	1,972,000	1,346,103
Class M3, 0.7913% 1/25/35 (i)	168,000	90,774
Class M4, 1.0613% 1/25/35 (i)	520,000	72,792
Series 2005-WHQ2 Class M7, 1.4813% 5/25/35 (i)	1,251,000	19,223
Providian Master Note Trust Series 2006-C1A Class C1, 0.7831% 3/16/15 (b)(i)	759,000	744,834
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3013% 2/25/37 (i)	430,884	417,891
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0313% 4/25/33 (i)	1,796	978
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0263% 3/25/35 (i)	645,311	362,844
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3831% 3/20/19 (b)(i)	296,345	262,708
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (i)	448,000	89,600

	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3813% 9/25/34 (i)	$ 28,401	$ 5,750
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4859% 11/25/37 (i)	5,228,675	4,933,285
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3331% 1/15/12 (i)	345,000	344,979
Class B, 0.5331% 1/15/12 (i)	300,000	299,751
Class C, 0.8331% 1/15/12 (i)	372,000	371,397
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.3331% 6/15/12 (i)	1,012,000	1,002,957
Class B, 0.4531% 6/15/12 (i)	2,515,000	2,455,269
Class C, 0.7331% 6/15/12 (i)	1,500,000	1,457,915
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0913% 9/25/34 (i)	10,148	3,491
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (i)	1,292,000	1,256,026
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	2,896,782	2,935,165
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7331% 8/15/15 (b)(i)	2,465,000	2,393,121
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,135,000	4,265,869
Series 2007-A5A Class A5, 0.9831% 10/15/14 (b)(i)	590,000	590,470
Series 2007-C1 Class C1, 0.6331% 5/15/14 (b)(i)	1,501,000	1,493,257
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (b)(i)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $106,575,678)		102,172,487
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (b)(i)	503,217	327,091
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.877% 4/10/49 (i)	485,000	110,208
Class C, 5.877% 4/10/49 (i)	1,290,000	278,808
Class D, 5.877% 4/10/49 (i)	650,000	119,256
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 4.6866% 3/25/34 (i)	25,885	21,576
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-E Class 2A7, 4.6042% 6/25/35 (i)	$ 2,680,000	$ 1,809,475
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5113% 1/25/35 (i)	897,755	624,811
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.0036% 2/25/37 (i)	528,155	462,301
Series 2007-A2 Class 2A1, 3.7991% 7/25/37 (i)	263,737	237,111
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2985% 12/10/49 (i)	7,310,000	7,580,987
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 3.1967% 8/25/34 (i)	2,763,872	2,483,534
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6313% 5/25/33 (i)	9,212	8,969
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7113% 6/25/35 (i)	519,000	101,480
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9177% 11/25/34 (i)	957,517	856,743
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (i)	100,932	96,963
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (i)	17,304	10,519
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (b)(i)	1,007,000	945,875
Class C2, 0.7541% 10/18/54 (b)(i)	337,000	298,245
Class M2, 0.5341% 10/18/54 (b)(i)	579,000	529,206
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (b)(i)	863,000	733,550
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (b)(i)	1,097,000	1,009,240
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8331% 12/20/54 (b)(i)	2,117,000	529,250
Series 2006-2 Class C1, 0.7031% 12/20/54 (i)	1,885,000	565,500
Series 2006-3 Class C2, 0.7331% 12/20/54 (i)	396,000	99,000

	Principal Amount	Value
Series 2006-4:
Class B1, 0.3231% 12/20/54 (i)	$ 1,059,000	$ 614,220
Class C1, 0.6131% 12/20/54 (i)	647,000	161,750
Class M1, 0.4031% 12/20/54 (i)	279,000	128,340
Series 2007-1:
Class 1C1, 0.5331% 12/20/54 (i)	654,000	196,200
Class 1M1, 0.3831% 12/20/54 (i)	425,000	221,000
Class 2C1, 0.6631% 12/20/54 (i)	298,000	89,400
Class 2M1, 0.4831% 12/20/54 (i)	546,000	283,920
Series 2007-2 Class 2C1, 0.6625% 12/17/54 (i)	757,000	189,250
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (i)	151,584	56,405
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.7463% 4/25/35 (i)	1,241,260	1,005,331
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (i)	142,722	73,944
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9713% 3/25/35 (i)	78,881	26,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	6,230,000	5,996,748
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.3807% 12/25/34 (i)	851,202	764,842
Series 2006-A2 Class 5A1, 3.4455% 11/25/33 (i)	1,125,182	1,001,728
Series 2007-A1 Class 1A1, 4.0173% 7/25/35 (i)	2,740,104	2,442,557
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6213% 9/26/45 (b)(i)	141,979	64,879
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4413% 5/25/47 (i)	470,550	190,937
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4013% 2/25/37 (i)	591,501	336,529
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.4231% 6/15/22 (b)(i)	449,000	282,870
Class D, 0.4331% 6/15/22 (b)(i)	173,000	98,610
Class E, 0.4431% 6/15/22 (b)(i)	276,000	129,720
Class F, 0.4731% 6/15/22 (b)(i)	498,000	209,160
Class G, 0.5431% 6/15/22 (b)(i)	103,000	41,200
Class H, 0.5631% 6/15/22 (b)(i)	207,000	68,310
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.6031% 6/15/22 (b)(i)	$ 242,000	$ 62,920
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	4,570,000	4,505,516
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5213% 7/25/35 (i)	977,802	674,620
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5313% 3/25/37 (i)	861,000	52,611
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (i)	723,000	671,955
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0188% 10/25/35 (i)	1,784,829	1,360,698
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5847% 7/10/35 (b)(i)	385,921	179,260
Series 2004-A:
Class B4, 1.4347% 2/10/36 (b)(i)	250,081	129,967
Class B5, 1.9347% 2/10/36 (b)(i)	166,992	88,606
Series 2004-B Class B4, 1.3347% 2/10/36 (b)(i)	111,574	56,958
Series 2004-C:
Class B4, 1.1847% 9/10/36 (b)(i)	148,762	68,668
Class B5, 1.5847% 9/10/36 (b)(i)	166,367	74,249
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	66,157	58,376
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6813% 6/25/33 (b)(i)	96,571	74,923
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (i)	15,754	8,532
Series 2004-7 Class A3B, 1.535% 7/20/34 (i)	10,066	6,097
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6313% 9/25/33 (b)(i)	27,840	21,909
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (i)	1,153,000	512,277
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3113% 9/25/46 (i)	5,652	5,526

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.527% 6/25/34 (i)	$ 1,057,708	$ 975,064
Series 2005-AR10 Class 2A2, 3.368% 6/25/35 (i)	3,355,324	3,074,594
Series 2005-AR12:
Class 2A5, 3.6449% 7/25/35 (i)	3,710,000	3,083,080
Class 2A6, 3.6449% 7/25/35 (i)	4,280,207	3,811,456
Series 2005-AR3 Class 2A1, 3.2731% 3/25/35 (i)	927,011	811,703
TOTAL PRIVATE SPONSOR		54,883,259
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,346,759	2,542,893
Series 1999-57 Class PH, 6.5% 12/25/29	1,638,626	1,779,622
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4813% 10/25/35 (i)	1,806,150	1,787,499
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	272,550	292,257
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,749,432
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	121,320	125,038
Series 2004-86 Class KC, 4.5% 5/25/19	579,644	602,298
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	6,783,113	7,209,727
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,132,445
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,831,876
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	2,008,878
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3049 Class DB, 5.5% 6/15/31	$ 4,440,000	$ 4,660,199
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.805% 6/16/37 (k)	187,517	283,878
TOTAL U.S. GOVERNMENT AGENCY		41,006,042
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,773,479)		95,889,301
Commercial Mortgage Securities - 6.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.1272% 2/14/43 (i)	1,435,000	1,535,454
Class A3, 7.1772% 2/14/43 (i)	1,545,000	1,660,547
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9101% 5/10/45 (i)	2,100,000	2,107,119
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,883,920
Class A3, 5.39% 9/10/47	1,985,000	1,976,320
Series 2007-2 Class A1, 5.421% 4/10/49	1,606,011	1,654,453
Series 2007-3 Class A3, 5.8372% 6/10/49 (i)	6,100,000	5,957,519
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	2,685,901	2,685,573
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,573,865
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,857,271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7031% 3/15/22 (b)(i)	217,000	125,860
Class G, 0.7631% 3/15/22 (b)(i)	141,000	77,550
Series 2006-BIX1:
Class F, 0.5431% 10/15/19 (b)(i)	558,000	312,480
Class G, 0.5631% 10/15/19 (b)(i)	380,000	163,400

	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.5913% 4/25/34 (b)(i)	$ 597,374	$ 442,057
Class B, 2.1313% 4/25/34 (b)(i)	46,945	21,125
Class M1, 0.7913% 4/25/34 (b)(i)	38,252	23,716
Class M2, 1.4313% 4/25/34 (b)(i)	34,278	18,167
Series 2004-2:
Class A, 0.6613% 8/25/34 (b)(i)	451,324	328,419
Class M1, 0.8113% 8/25/34 (b)(i)	72,891	41,548
Series 2004-3:
Class A1, 0.6013% 1/25/35 (b)(i)	878,149	614,704
Class A2, 0.6513% 1/25/35 (b)(i)	114,307	73,157
Class M1, 0.7313% 1/25/35 (b)(i)	116,997	63,178
Class M2, 1.2313% 1/25/35 (b)(i)	75,645	34,796
Series 2005-2A:
Class A1, 0.5413% 8/25/35 (b)(i)	496,862	337,568
Class M1, 0.6613% 8/25/35 (b)(i)	36,841	17,061
Class M2, 0.7113% 8/25/35 (b)(i)	60,593	26,176
Class M3, 0.7313% 8/25/35 (b)(i)	33,447	13,493
Class M4, 0.8413% 8/25/35 (b)(i)	31,024	11,628
Series 2005-3A:
Class A1, 0.5513% 11/25/35 (b)(i)	272,513	192,585
Class A2, 0.6313% 11/25/35 (b)(i)	176,580	108,597
Series 2005-4A:
Class A2, 0.6213% 1/25/36 (b)(i)	969,351	596,151
Class M1, 0.6813% 1/25/36 (b)(i)	202,821	97,354
Class M2, 0.7013% 1/25/36 (b)(i)	61,186	27,534
Class M3, 0.7313% 1/25/36 (b)(i)	88,947	37,358
Series 2006-1 Class A2, 0.5913% 4/25/36 (b)(i)	96,468	56,714
Series 2006-2A:
Class A1, 0.4613% 7/25/36 (b)(i)	973,527	665,601
Class A2, 0.5113% 7/25/36 (b)(i)	87,875	52,022
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class M1, 0.5413% 7/25/36 (b)(i)	$ 92,269	$ 39,177
Class M2, 0.5613% 7/25/36 (b)(i)	65,278	25,524
Class M6, 0.7713% 7/25/36 (b)(i)	66,534	21,404
Series 2006-3A:
Class M5, 0.7113% 10/25/36 (b)(i)	76,148	18,276
Class M6, 0.7913% 10/25/36 (b)(i)	148,704	29,741
Series 2006-4A:
Class A1, 0.4613% 12/25/36 (b)(i)	546,617	371,481
Class A2, 0.5013% 12/25/36 (b)(i)	1,218,236	575,008
Class M1, 0.5213% 12/25/36 (b)(i)	88,278	29,423
Series 2007-1:
Class A2, 0.5013% 3/25/37 (b)(i)	233,654	121,500
Class B3, 3.5813% 3/25/37 (b)(i)	149,029	19,374
Series 2007-2A:
Class A1, 0.5013% 7/25/37 (b)(i)	211,108	137,220
Class A2, 0.5513% 7/25/37 (b)(i)	197,597	92,870
Class B1, 1.8313% 7/25/37 (b)(i)	185,775	28,795
Class B2, 2.4813% 7/25/37 (b)(i)	160,442	23,264
Class B3, 3.5813% 7/25/37 (b)(i)	181,552	25,417
Class M2, 0.6413% 7/25/37 (b)(i)	109,776	34,031
Class M3, 0.7213% 7/25/37 (b)(i)	109,776	28,542
Class M4, 0.8813% 7/25/37 (b)(i)	232,218	51,088
Class M5, 0.9813% 7/25/37 (b)(i)	206,885	41,377
Class M6, 1.2313% 7/25/37 (b)(i)	257,551	43,784
Series 2007-3:
Class A2, 0.5213% 7/25/37 (b)(i)	342,256	165,891
Class B1, 1.1813% 7/25/37 (b)(i)	158,185	34,279
Class B2, 1.8313% 7/25/37 (b)(i)	552,930	101,407
Class B3, 4.2313% 7/25/37 (b)(i)	212,112	32,496

	Principal Amount	Value
Class M1, 0.5413% 7/25/37 (b)(i)	$ 140,210	$ 50,826
Class M2, 0.5713% 7/25/37 (b)(i)	147,400	49,453
Class M3, 0.6013% 7/25/37 (b)(i)	322,123	101,082
Class M4, 0.7313% 7/25/37 (b)(i)	509,069	141,674
Class M5, 0.8313% 7/25/37 (b)(i)	190,542	44,834
Class M6, 1.0313% 7/25/37 (b)(i)	143,805	37,504
Series 2007-4A:
Class B1, 2.7813% 9/25/37 (b)(i)	254,404	30,528
Class B2, 3.6813% 9/25/37 (b)(i)	1,243,071	136,738
Class M4, 1.8313% 9/25/37 (b)(i)	819,357	131,097
Class M5, 1.9813% 9/25/37 (b)(i)	819,357	114,710
Class M6, 2.1813% 9/25/37 (b)(i)	819,357	106,516
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(j)	1,810,347	54,310
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6731% 3/15/19 (b)(i)	284,000	156,200
Class H, 0.8831% 3/15/19 (b)(i)	191,000	91,680
Class J, 1.0831% 3/15/19 (b)(i)	143,000	61,490
Series 2007-BBA8:
Class D, 0.4831% 3/15/22 (b)(i)	147,000	77,085
Class E, 0.5331% 3/15/22 (b)(i)	763,000	376,025
Class F, 0.5831% 3/15/22 (b)(i)	468,000	212,132
Class G, 0.6331% 3/15/22 (b)(i)	120,000	50,822
Class H, 0.7831% 3/15/22 (b)(i)	147,000	56,390
Class J, 0.9331% 3/15/22 (b)(i)	147,000	44,532
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,005,750
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,457,973	1,492,902
Series 2007-PW16:
Class B, 5.9086% 6/11/40 (b)(i)	1,405,000	449,343
Class C, 5.719% 6/11/40 (b)(i)	1,170,000	420,915
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class D, 5.719% 6/11/40 (b)(i)	$ 1,170,000	$ 327,414
C-BASS Trust floater Series 2006-SC1 Class A, 0.5013% 5/25/36 (b)(i)	358,090	238,894
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(i)	1,345,000	1,402,431
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (b)(i)	156,000	87,293
Class H, 0.6031% 11/15/36 (b)(i)	125,000	67,130
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,538,092
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	5,364,902	5,504,176
Series 2007-FL3A Class A2, 0.3731% 4/15/22 (b)(i)	2,595,000	1,700,492
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	5,884,727
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5431% 4/15/17 (b)(i)	335,000	201,000
Class E, 0.6031% 4/15/17 (b)(i)	107,000	62,060
Class F, 0.6431% 4/15/17 (b)(i)	60,000	30,600
Class G, 0.7831% 4/15/17 (b)(i)	60,000	26,400
Class H, 0.8531% 4/15/17 (b)(i)	60,000	19,200
Class J, 1.0831% 4/15/17 (b)(i)	46,000	11,500
Series 2005-FL11:
Class F, 0.6831% 11/15/17 (b)(i)	89,106	66,830
Class G, 0.7331% 11/15/17 (b)(i)	61,515	39,985
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (b)	2,745,000	2,669,261
Series 2004-LBN2 Class X2, 1.0162% 3/10/39 (b)(i)(j)	5,166,555	46,320

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	$ 3,885,000	$ 3,966,637
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,305,148
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	2,750,000	2,194,036
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	398,035	401,499
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,400,455	1,417,603
Class A4, 4.75% 1/15/37	3,035,000	2,996,793
Series 1997-C2 Class D, 7.27% 1/17/35	375,300	389,016
Series 1998-C1 Class D, 7.17% 5/17/40	112,908	114,800
Series 2001-CKN5 Class AX, 2.3097% 9/15/34 (b)(i)(j)	24,829,552	628,133
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	194,410
Series 2004-C1 Class ASP, 1.1296% 1/15/37 (b)(i)(j)	21,955,319	228,788
Series 2006-C1 Class A3, 5.711% 2/15/39 (i)	3,895,000	3,926,590
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3831% 2/15/22 (b)(i)	3,470,000	1,977,900
Series 2007-TFL1:
Class C:
0.4031% 2/15/22 (b)(i)	657,000	308,790
0.5031% 2/15/22 (b)(i)	234,000	74,880
Class F, 0.5531% 2/15/22 (b)(i)	469,000	136,010
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	837,221	852,316
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	736,939	738,814
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	3,017,482
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4247% 11/5/21 (b)(i)	3,490,000	1,789,114
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,687,167
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 13,805,000	$ 13,672,627
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,367,311	1,393,590
Series 2006-GG7 Class A3, 6.1162% 7/10/38 (i)	3,460,000	3,342,915
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4747% 6/6/20 (b)(i)	405,000	287,550
Class D, 0.5147% 6/6/20 (b)(i)	1,115,000	618,825
Class E, 0.6047% 6/6/20 (b)(i)	2,220,000	1,226,550
Class F, 0.6747% 6/6/20 (b)(i)	294,000	161,729
Series 2007-EOP:
Class C, 0.5547% 3/6/20 (b)(i)	1,335,000	1,131,546
Class D, 0.6047% 3/6/20 (b)(i)	400,000	335,040
Class E, 0.6747% 3/6/20 (b)(i)	670,000	554,492
Class F, 0.7147% 3/6/20 (b)(i)	335,000	273,896
Class G, 0.7547% 3/6/20 (b)(i)	165,000	131,604
Class H, 0.8847% 3/6/20 (b)(i)	275,000	216,590
Class J, 1.0847% 3/6/20 (b)(i)	395,000	303,202
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,757,049
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,030,000	3,070,495
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,849,324	1,892,663
Class A2, 5.778% 8/10/45	5,055,000	5,177,487
Class A4, 5.9993% 8/10/45 (i)	5,990,000	5,143,282
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5131% 11/15/18 (b)(i)	114,782	55,131
Class F, 0.5631% 11/15/18 (b)(i)	172,173	75,810
Class G, 0.5931% 11/15/18 (b)(i)	149,999	63,047

	Principal Amount	Value
Class H, 0.7331% 11/15/18 (b)(i)	$ 114,782	$ 43,653
sequential payer:
Series 2006-CB14 Class A3B, 5.6697% 12/12/44 (i)	4,625,000	4,531,563
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	5,840,000	5,781,118
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,733,000	3,526,359
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	5,105,000	4,881,602
Series 2007-LDP10 Class A1, 5.122% 1/15/49	800,267	817,780
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,202,139
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	4,037,308
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	249,004
Class C, 5.7462% 2/12/49	1,971,000	590,937
Class D, 5.7462% 2/12/49	2,075,000	580,675
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	1,725,000	258,735
Class CS, 5.466% 1/15/49 (i)	745,000	74,520
Class ES, 5.7351% 1/15/49 (b)(i)	4,663,000	373,162
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	290,293	290,675
Series 2001-C3 Class A1, 6.058% 6/15/20	358,727	365,768
Series 2005-C3 Class A2, 4.553% 7/15/30	1,428,351	1,436,943
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,514,873
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	3,340,000	3,412,910
Series 2006-C7 Class A1, 5.279% 11/15/38	500,640	512,657
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	708,861	724,670
Class A3, 5.398% 2/15/40	5,000,000	4,933,720
Class A4, 5.424% 2/15/40	8,620,000	7,138,481
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,006,315
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,847,933
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,319,600
Class C, 4.13% 11/20/37 (b)	3,760,000	3,008,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5731% 9/15/21 (b)(i)	$ 402,971	$ 110,439
Class G, 0.5931% 9/15/21 (b)(i)	795,609	152,507
Class H, 0.6331% 9/15/21 (b)(i)	204,773	35,227
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	227,598	227,977
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,083,456	2,084,852
Series 2007-C1 Class A4, 6.0222% 6/12/50 (i)	3,796,000	3,210,800
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	565,666	572,532
Class A3, 5.364% 8/12/48	4,298,000	3,961,131
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	3,875,000	3,152,244
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	4,667,305
Series 2007-7 Class B, 5.75% 6/12/50	770,000	129,477
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.434% 7/15/19 (b)(i)	261,000	36,540
Series 2007-XCLA Class A1, 0.434% 7/17/17 (b)(i)	935,672	374,269
Series 2007-XLCA Class B, 0.7331% 7/17/17 (b)(i)	548,938	30,192
Series 2007-XLFA:
Class D, 0.424% 10/15/20 (b)(i)	235,000	56,400
Class E, 0.484% 10/15/20 (b)(i)	294,000	49,980
Class F, 0.534% 10/15/20 (b)(i)	176,000	24,640
Class G, 0.574% 10/15/20 (b)(i)	218,000	28,340
Class H, 0.664% 10/15/20 (b)(i)	137,000	6,850
Class J, 0.814% 10/15/20 (b)(i)	157,000	4,710
Class NHRO, 1.124% 10/15/20 (b)(i)	89,449	10,734
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,220,677	1,227,986
Series 2006-HQ10 Class A1, 5.131% 11/12/41	2,516,183	2,569,660

	Principal Amount	Value
Series 2006-T23 Class A1, 5.682% 8/12/41	$ 767,046	$ 782,239
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	4,785,000	4,735,993
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,278,377	1,308,646
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,931,530	3,001,804
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,368,620
Series 2005-IQ9 Class X2, 1.0331% 7/15/56 (b)(i)(j)	19,938,738	387,751
Series 2007-HQ12 Class A2, 5.8103% 4/12/49 (i)	4,920,000	4,968,949
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	467,625
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (b)(i)	749,610	41,229
Class D, 0.9331% 7/17/17 (b)(i)	352,629	19,395
Class E, 1.0331% 7/17/17 (b)(i)	286,466	15,756
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	2,779,437	2,779,437
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4331% 1/15/18 (b)(i)	449,000	422,583
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (b)(i)	491,000	214,542
Class F, 0.5731% 8/11/18 (b)(i)	661,000	258,652
Class G, 0.5931% 8/11/18 (b)(i)	626,000	232,836
Class J, 0.8331% 8/11/18 (b)(i)	139,000	31,216
Series 2007-WHL8:
Class AP2, 1.0331% 6/15/20 (b)(i)	53,945	13,486
Class F, 0.7131% 6/15/20 (b)(i)	1,046,000	188,280
Class LXR2, 1.0331% 6/15/20 (b)(i)	713,442	142,688
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,387,775	1,402,419
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	724,132	728,812
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,738,900
Class A4, 5.305% 12/15/43	3,240,000	2,923,126
Class A5, 5.342% 12/15/43	3,796,000	2,938,612
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31 Class A1, 5.14% 4/15/47	$ 631,849	$ 643,507
Series 2007-C32 Class A2, 5.9238% 6/15/49 (i)	1,255,000	1,278,424
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)	3,010,000	2,875,675
Series 2007-C30 Class E, 5.553% 12/15/43 (i)	6,257,000	873,647
Series 2007-C31 Class C, 5.8829% 4/15/47 (i)	2,455,000	452,386
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $319,879,619)		273,635,925
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,329,464
7.55% 4/1/39	3,600,000	3,488,652
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,553,000	1,730,430
TOTAL MUNICIPAL SECURITIES (Cost $7,619,183)		7,548,546
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,819,013
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	366,012
Bank Notes - 0.1%

Discover Bank 8.7% 11/18/19 (Cost $4,762,681)	4,775,000	5,115,715
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $2,820,000)	2,820,000	2,643,933
Cash Equivalents - 8.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (Cost $314,708,000)	$ 314,709,000	$ 314,708,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $4,195,778,543)	4,218,604,360
NET OTHER ASSETS - (6.6)%	(261,377,862)
NET ASSETS - 100%	$ 3,957,226,498
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $360,000) (h)	Sept. 2037	$ 2,655,275	(2,549,061)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (h)	Sept. 2037	2,301,235	(2,209,186)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (h)	Sept. 2037	1,327,636	(1,274,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (h)

	Sept. 2037	$ 2,743,781	$ (2,634,029)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (h)	Sept. 2037	3,894,398	(3,738,622)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (h)	Sept. 2037	1,416,145	(1,359,499)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (h)	Sept. 2037	4,071,416	(3,908,560)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	100,684	(75,364)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	122,019	(92,782)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 4,841	$ (4,464)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (g)	Dec. 2034	245,904	(239,582)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)	Oct. 2034	439,482	(430,930)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	427,179	(416,197)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	40,946	(24,062)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (g)

	Oct. 2034	$ 439,482	$ (430,744)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	135,917	(128,323)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (g)	June 2035	400,764	(384,492)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (g)	Sept. 2010	1,900,000	(7,338)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)	May 2011	4,290,000	(10,238)

	Expiration Date	Notional Amount	Value

Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (g)

	May 2011	$ 2,260,000	$ (4,914)
TOTAL CREDIT DEFAULT SWAPS		$ 29,217,104	$ (19,922,917)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	123,462
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,047,994
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	2,805,030
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	1,356,783
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(49,519)	Sept. 2010	1,500,000	62,166
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(43,437)	Nov. 2010	1,000,000	44,119
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,642,622
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 52,500,000	$ 3,535,009
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(6,013,670)	April 2011	105,000,000	7,122,854
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,163,680
TOTAL INTEREST RATE SWAPS		$ 331,753,000	$ 19,903,719
		$ 360,970,104	$ (19,198)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,525,217 or 5.6% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,360,695 or 0.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,343,411.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$314,708,000 due 1/04/10 at 0.03%
BNP Paribas Securities Corp.	$ 111,630,200
Mizuho Securities USA, Inc.	203,077,800
$ 314,708,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,039,843,375	$ -	$ 1,039,843,375	$ -
U.S. Government and Government Agency Obligations	1,299,778,892	-	1,299,778,892	-
U.S. Government Agency - Mortgage Securities	1,067,744,099	-	1,075,083,162	-
Asset-Backed Securities	102,172,487	-	96,242,064	5,930,423
Collateralized Mortgage Obligations	95,889,301	-	95,836,690	52,611
Commercial Mortgage Securities	273,635,925	-	264,796,266	8,839,659
Municipal Securities	7,548,546	-	7,548,546	-
Foreign Government and Government Agency Obligations	1,819,013	-	1,819,013	-
Supranational Obligations	366,012	-	366,012	-
Bank Notes	5,115,715	-	5,115,715	-
Preferred Securities	2,643,933	-	2,643,933	-
Cash Equivalents	314,708,000	-	314,708,000	-
Total Investments in Securities:	$ 4,218,604,360	$ -	$ 4,203,781,667	$ 14,822,693
Derivative Instruments:
Assets
Swap Agreements	$ 19,903,719	$ -	$ 19,903,719	$ -
Liabilities
Swap Agreements	$ (19,922,917)	$ -	$ (17,771,342)	$ (2,151,575)
Total Derivative Instruments:	$ (19,198)	$ -	$ 2,132,377	$ (2,151,575)
Other Financial Instruments:
Forward Commitments	$ 915,079	$ -	$ 915,079	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,936,265
Total Realized Gain (Loss)	(1,199,446)
Total Unrealized Gain (Loss)	(1,549,257)
Cost of Purchases	8,818
Proceeds of Sales	(11,831,486)
Amortization/Accretion	305,274
Transfers in/out of Level 3	11,152,525
Ending Balance	$ 14,822,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (3,313,903)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (10,202,880)
Total Unrealized Gain (Loss)	8,316,765
Transfers in/out of Level 3	(265,460)
Ending Balance	$ (2,151,575)
Realized gain (loss) on Swap Agreements for the period	$ (8,870,208)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2009	$ 156,899

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (19,922,917)
Interest Rate Risk
Swap Agreements (a)	19,903,719	-
Total Value of Derivatives	$ 19,903,719	$ (19,922,917)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $314,708,000) - See accompanying schedule: Unaffiliated issuers (cost $4,195,778,543)		$ 4,218,604,360
Commitment to sell securities on a delayed delivery basis	$ (100,455,155)
Receivable for securities sold on a delayed delivery basis	101,370,234	915,079
Cash		406
Receivable for investments sold Regular delivery		207,245
Delayed delivery		3,154,379
Receivable for swap agreements		8,524
Interest receivable		29,332,096
Unrealized appreciation on swap agreements		19,903,719
Total assets		4,272,125,808

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 294,369,515
Payable for swap agreements	591,516
Unrealized depreciation on swap agreements	19,922,917
Other payables and accrued expenses	15,362
Total liabilities		314,899,310

Net Assets		$ 3,957,226,498
Net Assets consist of:
Paid in capital		$ 3,927,520,741
Undistributed net investment income		9,252,186
Accumulated undistributed net realized gain (loss) on investments		(2,463,654)
Net unrealized appreciation (depreciation) on investments		22,917,225
Net Assets, for 37,861,349 shares outstanding		$ 3,957,226,498
Net Asset Value, offering price and redemption price per share ($3,957,226,498 ÷ 37,861,349 shares)		$ 104.52

Statement of Operations

	Year ended December 31, 2009

Investment Income
Dividends		$ 201,168
Interest		164,712,203
Total income		164,913,371

Expenses
Custodian fees and expenses	$ 113,124
Independent trustees' compensation	11,907
Total expenses before reductions	125,031
Expense reductions	(12,277)	112,754
Net investment income		164,800,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,600,774
Swap agreements	(822,651)
Total net realized gain (loss)		24,778,123
Change in net unrealized appreciation (depreciation) on: Investment securities	303,207,385
Swap agreements	3,576,177
Delayed delivery commitments	915,935
Total change in net unrealized appreciation (depreciation)		307,699,497
Net gain (loss)		332,477,620
Net increase (decrease) in net assets resulting from operations		$ 497,278,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 164,800,617	$ 189,917,346
Net realized gain (loss)	24,778,123	(18,055,948)
Change in net unrealized appreciation (depreciation)	307,699,497	(262,164,666)
Net increase (decrease) in net assets resulting from operations	497,278,237	(90,303,268)
Distributions to shareholders from net investment income	(157,751,977)	(186,208,380)
Distributions to shareholders from net realized gain	(9,844,730)	(7,723,403)
Total distributions	(167,596,707)	(193,931,783)
Share transactions Proceeds from sales of shares	459,946,752	327,717,478
Reinvestment of distributions	167,596,707	193,931,783
Cost of shares redeemed	(162,859,288)	(662,360,879)
Net increase (decrease) in net assets resulting from share transactions	464,684,171	(140,711,618)
Total increase (decrease) in net assets	794,365,701	(424,946,669)

Net Assets
Beginning of period	3,162,860,797	3,587,807,466
End of period (including undistributed net investment income of $9,252,186 and undistributed net investment income of $3,015,476, respectively)	$ 3,957,226,498	$ 3,162,860,797
Other Information Shares
Sold	4,495,735	3,214,522
Issued in reinvestment of distributions	1,665,760	1,962,900
Redeemed	(1,669,790)	(6,809,276)
Net increase (decrease)	4,491,705	(1,631,854)

Financial Highlights

Years ended December 31,

2009

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	4.762	5.319	5.534	2.814
Net realized and unrealized gain (loss)	9.818	(7.583)	(.594)	3.132
Total from investment operations	14.580	(2.264)	4.940	5.946
Distributions from net investment income	(4.580)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.260)	(.220)	(.075)	(.100)
Total distributions	(4.840)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	15.71%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% G	-% G	-% A, G
Expenses net of fee waivers, if any	-% G	-% G	-% G	-% A, G
Expenses net of all reductions	-% G	-% G	-% G	-% A, G
Net investment income	4.75%	5.35%	5.42%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,957,226	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	141%	140%	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 25, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 126,868,403
Gross unrealized depreciation	(98,482,473)
Net unrealized appreciation (depreciation)	$ 28,385,930

Tax Cost	$ 4,190,218,430

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,890,166
Net unrealized appreciation (depreciation)	$ 23,815,593

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 167,596,707	$ 190,421,145
Long-term Capital Gains	-	3,510,638
Total	$ 167,596,707	$ 193,931,783

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments.

The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,217,104 representing 0.74% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(19,922,917). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $12,343,411. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $29,217,104, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (10,458,377)	$ 10,425,206
Interest Rate Risk
Swap Agreements	9,635,726	(6,849,029)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (822,651)	$ 3,576,177

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(822,651) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,576,177 for swap agreements.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $367,526,176 and $562,126,350, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $11,907.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $370.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	12.8%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	9.9%
VIP Investment Grade Bond Portfolio	76.4%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007- present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 12, 2010, to shareholders of record at the opening of business on February 12, 2010, a distribution of $0.07 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Albert R. Gamper, Jr.
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Abigail P. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Arthur E. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Michael E. Kenneally
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
James H. Keyes
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Marie L. Knowles
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Kenneth L. Wolfe
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,683,293,854.88	100.000
Against	0.00	0.000
Abstain	0.00	0.000
Broker Non-Votes	0.00	0.000
TOTAL	3,683,293,854.88	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$181,000	$-	$6,000	$-

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$229,000	$-	$6,100	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$515,000	$225,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
Deloitte Entities	$1,245,000	$1,260,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2010